Aristotle Core Income Fund

Schedule of Investments
as of June 30, 2023 (Unaudited)

	CORPORATE BONDS - 45.5%	Principal Amount	Value
	Communications - 2.6%
	AT&T, Inc.
	3.500%, 09/15/2053	$4,865,000	$3,447,457
	3.850%, 06/01/2060	6,800,000	4,929,822
	Charter Communications Operating LLC / Charter Communications Operating Capital
	3.500%, 06/01/2041	4,500,000	3,047,521
	3.850%, 04/01/2061	7,600,000	4,603,187
	Comcast Corp.
	5.350%, 05/15/2053	3,000,000	3,048,716
	Rogers Communications, Inc.
	4.550%, 03/15/2052	2,500,000	2,012,283
	T-Mobile USA, Inc.
	3.375%, 04/15/2029	1,600,000	1,446,317
	5.050%, 07/15/2033	7,200,000	7,072,689
	Verizon Communications, Inc.
	5.050%, 05/09/2033	2,200,000	2,176,687
	3.400%, 03/22/2041	6,550,000	5,059,319
	Warnermedia Holdings, Inc.
	5.050%, 03/15/2042	2,500,000	2,108,552
	Total Communications		38,952,550
	Consumer Discretionary - 3.0%
	1011778 BC ULC / New Red Finance, Inc.
	3.875%, 01/15/2028	9,000,000	8,235,979
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	5.750%, 04/20/2029	4,000,000	3,887,515
	British Airways 2019-1 Class A Pass Through Trust
	3.350%, Series PTT, 06/15/2029	1,933,926	1,691,124
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
	4.500%, 10/20/2025	3,334,000	3,262,721
	4.750%, 10/20/2028	2,000,000	1,942,989
	Ford Motor Credit Co. LLC
	2.300%, 02/10/2025	2,000,000	1,871,500
	3.375%, 11/13/2025	4,475,000	4,165,350
	4.542%, 08/01/2026	1,725,000	1,623,044
	2.700%, 08/10/2026	2,225,000	1,988,571
	Genting New York LLC / GENNY Capital, Inc.
	3.300%, 02/15/2026	2,000,000	1,781,886
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
	5.000%, 06/01/2029	2,000,000	1,776,800
	4.875%, 07/01/2031	2,850,000	2,393,989
	Kohl's Corp.
	4.625%, 05/01/2031	3,000,000	2,091,000
	Marriott International, Inc. of MD
	2.750%, 10/15/2033	6,150,000	4,892,581
	Masco Corp.
	7.750%, 08/01/2029	2,000,000	2,187,440
	Meritage Homes Corp.
	3.875%, 04/15/2029	1,500,000	1,325,440
	Total Consumer Discretionary		45,117,929
	Consumer Staples - 2.5%
	Anheuser-Busch InBev Finance, Inc.
	4.000%, 01/17/2043	4,000,000	3,463,805
	Anheuser-Busch InBev Worldwide, Inc.
	5.450%, 01/23/2039	5,000,000	5,177,843
	BAT Capital Corp.
	5.650%, 03/16/2052	1,650,000	1,435,498
	Constellation Brands, Inc.
	4.900%, 05/01/2033	3,000,000	2,948,812
	General Mills, Inc.
	4.950%, 03/29/2033	4,550,000	4,511,372
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
	3.000%, 05/15/2032	3,000,000	2,305,066
	5.750%, 04/01/2033	1,000,000	940,803
	Keurig Dr Pepper, Inc.
	4.500%, 04/15/2052	4,250,000	3,747,836
	Kraft Heinz Foods Co.
	4.375%, 06/01/2046	6,500,000	5,528,514
	Mars, Inc.
	4.650%, 04/20/2031	3,000,000	2,980,087
	McCormick & Co., Inc. of MD
	4.950%, 04/15/2033	4,450,000	4,369,689
	Total Consumer Staples		37,409,325
	Energy - 2.3%
	Cheniere Energy Partners LP
	4.500%, 10/01/2029	5,000,000	4,593,282
	Enbridge, Inc.
	7.375% (5 Year CMT Rate + 3.708%), 01/15/2083 (a)	4,200,000	4,129,055
	Energy Transfer LP
	6.500% (5 Year CMT Rate + 5.694%), Perpetual Maturity, 11/15/2026 (a)(b)	1,650,000	1,502,853
	5.750%, 02/15/2033	4,800,000	4,838,021
	5.000%, 05/15/2044	4,000,000	3,379,113
	MPLX LP
	5.200%, 12/01/2047	1,200,000	1,050,667
	4.950%, 03/14/2052	1,750,000	1,488,434
	5.650%, 03/01/2053	4,850,000	4,539,047
	Petroleos Mexicanos
	6.350%, 02/12/2048	2,100,000	1,272,156
	Sabine Pass Liquefaction LLC
	5.900%, 09/15/2037	1,800,000	1,828,686
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
	4.000%, 01/15/2032	7,250,000	6,276,981
	Total Energy		34,898,295
	Financials - 15.6%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	5.750%, 06/06/2028	2,000,000	1,985,692
	3.300%, 01/30/2032	4,100,000	3,356,180
	Air Lease Corp.
	3.000%, 02/01/2030	6,000,000	5,024,203
	4.650% (5 Year CMT Rate + 4.076%), Perpetual Maturity, 06/15/2026 (a)(b)	4,300,000	3,599,358
	Aon Corp. / Aon Global Holdings PLC
	5.350%, 02/28/2033	3,500,000	3,528,365
	Assured Guaranty US Holdings, Inc.
	3.600%, 09/15/2051	2,150,000	1,476,862
	Avolon Holdings Funding Ltd.
	4.250%, 04/15/2026	1,350,000	1,258,610
	2.750%, 02/21/2028	2,450,000	2,066,618
	Bank of America Corp.
	5.202% (SOFR + 1.630%), 04/25/2029 (a)	5,000,000	4,948,481
	2.687% (SOFR + 1.320%), 04/22/2032 (a)	3,700,000	3,067,877
	2.482% (5 Year CMT Rate + 1.200%), 09/21/2036 (a)	4,700,000	3,597,778
	3.846% (5 Year CMT Rate + 2.000%), 03/08/2037 (a)	4,000,000	3,422,996
	4.375% (5 Year CMT Rate + 2.760%), Perpetual Maturity, 01/27/2027 (a)(b)	3,000,000	2,565,750
	Block, Inc.
	2.750%, 06/01/2026	4,000,000	3,645,971
	3.500%, 06/01/2031	500,000	414,769
	BNP Paribas SA
	4.625% (5 Year CMT Rate + 3.340%), Perpetual Maturity, 02/25/2031 (a)(b)	3,000,000	2,148,750
	Broadstone Net Lease LLC
	2.600%, 09/15/2031	2,750,000	1,973,454
	Citigroup, Inc.
	4.658% (SOFR + 1.887%), 05/24/2028 (a)	2,000,000	1,951,693
	2.520% (SOFR + 1.177%), 11/03/2032 (a)	4,500,000	3,628,222
	6.270% (SOFR + 2.338%), 11/17/2033 (a)	3,000,000	3,185,960
	6.174% (SOFR + 2.661%), 05/25/2034 (a)	6,450,000	6,509,704
	4.150% (5 Year CMT Rate + 3.000%), Perpetual Maturity, 11/15/2026 (a)(b)	3,000,000	2,421,000
	Crown Castle, Inc.
	4.800%, 09/01/2028	2,400,000	2,330,588
	Fiserv, Inc.
	5.600%, 03/02/2033	8,200,000	8,349,855
	Global Payments, Inc.
	5.300%, 08/15/2029	2,850,000	2,779,135
	GLP Capital LP / GLP Financing II, Inc.
	3.250%, 01/15/2032	5,200,000	4,203,854
	Goldman Sachs Group, Inc.
	4.482% (SOFR + 1.725%), 08/23/2028 (a)	4,000,000	3,869,879
	2.615% (SOFR + 1.281%), 04/22/2032 (a)	7,950,000	6,522,174
	3.102% (SOFR + 1.410%), 02/24/2033 (a)	8,600,000	7,268,770
	Hill City Funding Trust
	4.046%, 08/15/2041	2,400,000	1,643,248
	Host Hotels & Resorts LP
	3.500%, 09/15/2030	1,500,000	1,272,598
	2.900%, 12/15/2031	5,900,000	4,646,899
	HSBC Holdings PLC
	4.700% (5 Year CMT Rate + 3.250%), Perpetual Maturity, 03/09/2031 (a)(b)	3,150,000	2,363,796
	JPMorgan Chase & Co.
	4.851% (SOFR + 1.990%), 07/25/2028 (a)	7,000,000	6,910,619
	2.963% (SOFR + 1.260%), 01/25/2033 (a)	9,950,000	8,385,325
	4.912% (SOFR + 2.080%), 07/25/2033 (a)	1,850,000	1,808,488
	5.717% (SOFR + 2.580%), 09/14/2033 (a)	8,750,000	8,881,102
	Liberty Mutual Group, Inc.
	4.300%, 02/01/2061	3,650,000	2,306,481
	LSEGA Financing PLC
	3.200%, 04/06/2041	2,200,000	1,642,357
	Massachusetts Mutual Life Insurance Co.
	5.672%, 12/01/2052	4,700,000	4,798,702
	Metropolitan Life Global Funding I
	5.150%, 03/28/2033	1,900,000	1,880,577
	Mitsubishi UFJ Financial Group, Inc.
	5.541% (1 Year CMT Rate + 1.500%), 04/17/2026 (a)	5,000,000	4,972,537
	Morgan Stanley
	5.123% (SOFR + 1.730%), 02/01/2029 (a)	2,000,000	1,973,668
	5.164% (SOFR + 1.590%), 04/20/2029 (a)	9,700,000	9,588,811
	2.943% (SOFR + 1.290%), 01/21/2033 (a)	4,700,000	3,909,211
	6.342% (SOFR + 2.560%), 10/18/2033 (a)	1,000,000	1,064,260
	2.484% (SOFR + 1.360%), 09/16/2036 (a)	9,700,000	7,363,940
	Nasdaq, Inc.
	5.950%, 08/15/2053	4,150,000	4,252,126
	Northwestern Mutual Life Insurance Co.
	3.625%, 09/30/2059	5,000,000	3,534,744
	OneMain Finance Corp.
	6.125%, 03/15/2024	5,200,000	5,186,940
	5.375%, 11/15/2029	1,575,000	1,340,494
	PNC Financial Services Group, Inc.
	6.250% (H157 Year CMT Rate + 2.808%), Perpetual Maturity, 03/15/2030 (a)(b)	1,050,000	945,263
	Principal Financial Group, Inc.
	5.375%, 03/15/2033	3,150,000	3,124,556
	Prologis LP
	5.125%, 01/15/2034	4,250,000	4,222,241
	Prudential Financial, Inc.
	6.750% (5 Year CMT Rate + 2.848%), 03/01/2053 (a)	2,600,000	2,622,542
	State Street Corp.
	5.159% (SOFR + 1.890%), 05/18/2034 (a)	3,650,000	3,629,797
	Sun Communities Operating LP
	5.700%, 01/15/2033	6,750,000	6,583,500
	Teachers Insurance & Annuity Association of America
	4.270%, 05/15/2047	3,000,000	2,484,440
	US Bancorp
	4.839% (SOFR + 1.600%), 02/01/2034 (a)	3,000,000	2,803,645
	VICI Properties LP / VICI Note Co., Inc.
	3.500%, 02/15/2025	2,300,000	2,199,725
	3.750%, 02/15/2027	2,250,000	2,066,030
	4.625%, 12/01/2029	9,500,000	8,633,315
	Wells Fargo & Co.
	5.389% (SOFR + 2.020%), 04/24/2034 (a)	4,450,000	4,423,647
	4.400%, 06/14/2046	3,750,000	3,049,875
	Total Financials		237,618,047
	Health Care - 3.8%
	Amgen, Inc.
	5.250%, 03/02/2030	7,000,000	7,019,314
	5.650%, 03/02/2053	2,350,000	2,381,561
	The Cigna Group
	5.400%, 03/15/2033	7,000,000	7,126,294
	HCA, Inc.
	5.200%, 06/01/2028	3,000,000	2,977,703
	Humana, Inc.
	5.500%, 03/15/2053	3,300,000	3,289,682
	IQVIA, Inc.
	5.700%, 05/15/2028	5,600,000	5,551,000
	Merck & Co., Inc.
	5.150%, 05/17/2063	3,900,000	3,986,913
	Pfizer Investment Enterprises Pte Ltd.
	4.750%, 05/19/2033	4,000,000	3,986,485
	5.340%, 05/19/2063	1,800,000	1,823,010
	UnitedHealth Group, Inc.
	4.750%, 05/15/2052	3,750,000	3,560,868
	5.050%, 04/15/2053	6,000,000	5,968,240
	Universal Health Services, Inc.
	2.650%, 10/15/2030	7,775,000	6,261,032
	Viatris, Inc.
	3.850%, 06/22/2040	5,350,000	3,701,459
	Total Health Care		57,633,561
	Industrials - 3.3%
	Allegion US Holding Co., Inc.
	3.550%, 10/01/2027	3,336,000	3,087,967
	Eaton Corp.
	4.350%, 05/18/2028	3,950,000	3,878,058
	Ferguson Finance PLC
	4.250%, 04/20/2027	1,650,000	1,584,537
	Flowserve Corp.
	2.800%, 01/15/2032	7,000,000	5,583,582
	Honeywell International, Inc.
	4.500%, 01/15/2034	7,000,000	6,851,478
	nVent Finance Sarl
	2.750%, 11/15/2031	4,300,000	3,432,400
	5.650%, 05/15/2033	4,350,000	4,280,244
	Raytheon Technologies Corp.
	5.150%, 02/27/2033	4,500,000	4,563,482
	5.375%, 02/27/2053	2,650,000	2,754,556
	Regal Rexnord Corp.
	6.400%, 04/15/2033	3,000,000	2,999,497
	Republic Services, Inc.
	5.000%, 04/01/2034	4,500,000	4,493,071
	The Weir Group PLC
	2.200%, 05/13/2026	7,950,000	7,125,088
	Total Industrials		50,633,960
	Materials - 1.9%
	Amcor Finance USA, Inc.
	5.625%, 05/26/2033	2,900,000	2,866,103
	Anglo American Capital PLC
	2.625%, 09/10/2030	10,550,000	8,710,507
	5.500%, 05/02/2033	3,100,000	3,030,309
	Berry Global, Inc.
	4.875%, 07/15/2026	5,000,000	4,810,750
	Glencore Funding LLC
	5.400%, 05/08/2028	1,200,000	1,188,958
	2.500%, 09/01/2030	1,000,000	819,581
	2.625%, 09/23/2031	3,200,000	2,578,439
	South32 Treasury Ltd.
	4.350%, 04/14/2032	5,150,000	4,523,757
	Total Materials		28,528,404
	Technology - 2.5%
	Broadcom, Inc.
	3.137%, 11/15/2035	7,500,000	5,755,630
	3.187%, 11/15/2036	1,474,000	1,114,808
	4.926%, 05/15/2037	2,500,000	2,263,916
	Intel Corp.
	5.700%, 02/10/2053	5,800,000	5,904,519
	Jabil, Inc.
	5.450%, 02/01/2029	5,950,000	5,907,687
	Kyndryl Holdings, Inc.
	2.050%, 10/15/2026	2,500,000	2,158,515
	3.150%, 10/15/2031	6,500,000	4,880,906
	Oracle Corp.
	2.875%, 03/25/2031	2,650,000	2,263,099
	3.950%, 03/25/2051	7,000,000	5,296,816
	Skyworks Solutions, Inc.
	3.000%, 06/01/2031	1,300,000	1,050,964
	Texas Instruments, Inc.
	5.050%, 05/18/2063	2,000,000	2,005,674
	Total Technology		38,602,534
	Utilities - 8.0%
	AES Corp.
	5.450%, 06/01/2028	8,000,000	7,862,564
	American Electric Power Co., Inc.
	5.625%, 03/01/2033	4,700,000	4,781,489
	Appalachian Power Co.
	4.500%, 08/01/2032	1,050,000	984,831
	Arizona Public Service Co.
	6.350%, 12/15/2032	693,000	735,843
	5.550%, 08/01/2033	4,100,000	4,107,044
	Brooklyn Union Gas Co.
	4.632%, 08/05/2027	3,725,000	3,573,895
	CenterPoint Energy Resources Corp.
	5.250%, 03/01/2028	7,000,000	7,002,668
	Dominion Energy, Inc.
	4.350% (5 Year CMT Rate + 3.195%), Perpetual Maturity, 01/15/2027 (a)(b)	3,150,000	2,662,133
	DPL, Inc.
	4.125%, 07/01/2025	600,000	572,076
	4.350%, 04/15/2029	1,350,000	1,182,979
	Duke Energy Ohio, Inc.
	5.650%, 04/01/2053	3,000,000	3,080,831
	Duke Energy Progress LLC
	5.250%, 03/15/2033	5,600,000	5,693,157
	Duke Energy Progress NC Storm Funding LLC
	2.387%, 07/01/2037	5,350,000	4,262,326
	Edison International
	8.125% (5 Year CMT Rate + 3.864%), 06/15/2053 (a)	7,000,000	7,160,661
	Eversource Energy
	5.125%, 05/15/2033	3,500,000	3,451,700
	FirstEnergy Corp.
	4.150%, 07/15/2027	3,500,000	3,327,562
	Florida Power & Light Co.
	4.625%, 05/15/2030	6,650,000	6,551,495
	IPALCO Enterprises, Inc.
	4.250%, 05/01/2030	2,400,000	2,173,948
	KeySpan Gas East Corp.
	3.586%, 01/18/2052	2,850,000	1,931,884
	National Grid PLC
	5.809%, 06/12/2033	3,950,000	4,022,182
	Nevada Power Co.
	5.900%, 05/01/2053	2,950,000	3,078,748
	NextEra Energy Capital Holdings, Inc.
	6.051%, 03/01/2025	1,700,000	1,707,151
	NextEra Energy Operating Partners LP
	4.250%, 07/15/2024	4,925,000	4,821,252
	NSTAR Electric Co.
	4.550%, 06/01/2052	1,800,000	1,620,854
	4.950%, 09/15/2052	2,300,000	2,236,103
	PacifiCorp
	5.500%, 05/15/2054	4,650,000	4,369,123
	PG&E Energy Recovery Funding LLC
	2.280%, 01/15/2036	2,400,000	1,860,004
	Piedmont Natural Gas Co., Inc.
	5.050%, 05/15/2052	1,750,000	1,580,029
	Sempra Energy
	5.500%, 08/01/2033	5,900,000	5,865,416
	4.125% (5 Year CMT Rate + 2.868%), 04/01/2052 (a)	5,000,000	4,051,481
	Southwestern Electric Power Co.
	5.300%, 04/01/2033	5,000,000	4,939,864
	3.250%, 11/01/2051	1,600,000	1,076,056
	Texas Electric Market Stabilization Funding N LLC
	4.265%, 08/01/2034	1,901,877	1,811,721
	Virginia Electric and Power Co.
	5.000%, 04/01/2033	2,650,000	2,620,615
	Wisconsin Power and Light Co.
	4.950%, 04/01/2033	5,000,000	4,950,013
	Total Utilities		121,709,698
	TOTAL CORPORATE BONDS (Cost $747,516,182)		691,104,303

	ASSET BACKED SECURITIES - 10.9%
	Ally Auto Receivables Trust
	3.310%, Series 2022-1, Class A3, 11/15/2026	1,367,000	1,325,553
	American Airlines Group, Inc.
	4.625%, Series 2012-2, 06/03/2025	1,529,404	1,453,306
	3.600%, Series 2015-2, 09/22/2027	3,408,845	3,151,068
	3.200%, Series 2016-2, 06/15/2028	3,769,376	3,386,634
	3.950%, Series B, 07/11/2030	1,241,500	1,089,439
	2.875%, Series A, 07/11/2034	3,114,203	2,577,781
	AmeriCredit Automobile Receivables Trust
	0.890%, Series 2021-1, Class C, 10/19/2026	2,450,000	2,310,562
	1.410%, Series 2021-3, Class C, 08/18/2027	3,500,000	3,222,752
	British Airways PLC
	4.625%, Series 2013-1, 06/20/2024	879,555	867,686
	3.300%, Series 2019-1, 12/15/2032	5,486,744	4,769,215
	Delta Air Lines, Inc.
	3.625%, Series 2015-1, 07/30/2027	1,162,246	1,071,446
	Ford Credit Auto Owner Trust
	1.190%, Series 2020-B, Class B, 01/15/2026	1,350,000	1,306,548
	5.140%, Series 2023-A, Class A2A, 03/15/2026	2,500,000	2,485,778
	1.290%, Series 2022-A, Class A3, 06/15/2026	502,000	483,297
	5.570%, Series 2023-B, Class A2A, 06/15/2026	6,300,000	6,282,306
	2.040%, Series 2020-B, Class C, 12/15/2026	1,000,000	971,023
	5.270%, Series 2022-D, Class A3, 05/17/2027	2,000,000	1,991,315
	2.040%, Series 2020-1, Class A, 08/15/2031	2,000,000	1,874,977
	1.530%, Series 2021-2, Class A, 05/15/2034	1,050,000	926,142
	3.880%, Series 2022-1, Class A, 11/15/2034	3,250,000	3,096,044
	Ford Motor Co.
	3.190%, Series 2018-1, Class A, 07/15/2031	4,000,000	3,826,768
	General Motors Financial Co., Inc.
	0.760%, Series 2020-3, Class B, 12/18/2025	2,450,000	2,389,817
	1.480%, Series 2020-2, Class C, 02/18/2026	1,000,000	962,798
	GM Financial Consumer Automobile Receivables Trust
	4.600%, Series 2022-4, Class A2A, 11/17/2025	222,415	220,853
	5.100%, Series 2023-2, Class A2A, 05/18/2026	1,300,000	1,291,631
	1.260%, Series 2022-1, Class A3, 11/16/2026	1,666,000	1,593,643
	GM Financial Revolving Receivables Trust
	5.120%, Series 2023-1, Class A, 04/11/2035	4,100,000	4,057,134
	Hilton Grand Vacations, Inc.
	3.610%, Series 2022-1D, Class A, 06/20/2034	492,192	468,926
	Mercedes-Benz Auto Receivables Trust
	4.510%, Series 2023-1, Class A3, 11/15/2027	5,000,000	4,917,337
	MVW Owner Trust
	1.740%, Series 2020-1A, Class A, 10/20/2037	257,260	235,756
	4.930%, Series 2023-1A, Class A, 10/20/2040	1,931,704	1,889,954
	Navient Student Loan Trust
	2.640%, Series 2019-EA, Class A2A, 05/15/2068	755,942	714,654
	2.150%, Series 2020-CA, Class A2A, 11/15/2068	597,997	564,354
	2.460%, Series 2020-A, Class A2A, 11/15/2068	669,702	605,780
	1.310%, Series 2020-HA, Class A, 01/15/2069	1,009,076	915,492
	2.120%, Series 2020-BA, Class A2, 01/15/2069	4,004,378	3,643,148
	0.840%, Series 2021-A, Class A, 05/15/2069	623,440	534,592
	1.690%, Series 2020-EA, Class A, 05/15/2069	3,871,672	3,432,927
	0.940%, Series 2021-BA, Class A, 07/15/2069	1,498,457	1,315,300
	1.220%, Series 2020-FA, Class A, 07/15/2069	674,859	604,633
	1.320%, Series 2020-2A, Class A1A, 08/26/2069	2,858,965	2,480,928
	1.170%, Series 2020-GA, Class A, 09/16/2069	525,920	463,389
	1.310%, Series 2021-1A, Class A1A, 12/26/2069	1,514,226	1,318,428
	2.230%, Series 2022-A, Class A, 07/15/2070	10,623,327	9,050,416
	4.160%, Series 2022-BA, Class A, 10/15/2070	11,099,018	10,731,307
	5.510%, Series 2023-A, Class A, 10/15/2071	8,973,954	8,755,047
	OneMain Financial Issuance Trust
	4.130%, Series 2022-S1, Class A, 05/14/2035	2,700,000	2,583,666
	Santander Consumer USA Holdings, Inc.
	4.420%, Series 2022-4, Class B, 11/15/2027	2,800,000	2,730,490
	Santander Consumer USA, Inc.
	5.810%, Series 2022-7, Class A2, 01/15/2026	1,438,672	1,435,753
	Santander Drive Auto Receivables LLC
	0.750%, Series 2021-1, Class C, 02/17/2026	1,077,179	1,072,333
	SLM Student Loan Trust
	5.805%, Series 2004-3A, Class A6B (3 Month LIBOR USD + 0.550%), 10/25/2064 (a)	1,292,490	1,266,942
	SMB Private Education Loan Trust
	2.700%, Series 2016-A, Class A2A, 05/15/2031	453,302	442,695
	2.430%, Series 2016-B, Class A2A, 02/17/2032	906,275	874,345
	2.340%, Series 2016-C, Class A2A, 09/15/2034	701,432	672,856
	2.880%, Series 2017-A, Class A2A, 09/15/2034	2,345,509	2,268,707
	2.820%, Series 2017-B, Class A2A, 10/15/2035	1,544,664	1,481,381
	3.630%, Series 2018-C, Class A2A, 11/15/2035	849,453	814,145
	3.500%, Series 2018-A, Class A2A, 02/15/2036	2,207,928	2,117,874
	3.600%, Series 2018-B, Class A2A, 01/15/2037	609,884	584,835
	2.230%, Series 2020-A, Class A2A, 09/15/2037	3,950,944	3,623,190
	4.480%, Series 2022-C, Class A1A, 05/16/2050	2,606,422	2,495,545
	1.680%, Series 2021-E, Class A1A, 02/15/2051	2,185,721	1,972,889
	1.070%, Series 2021-A, Class APT2, 01/15/2053	3,161,184	2,727,053
	5.923%, Series 2021-A, Class A2A2 (1 Month LIBOR USD + 0.730%), 01/15/2053 (a)	678,463	660,923
	1.290%, Series 2020-B, Class A1A, 07/15/2053	1,709,181	1,532,451
	SMB Private Education Loan Trust 2019-A
	3.440%, Series 2019-A, Class A2A, 07/15/2036	1,203,468	1,152,158
	SoFi Professional Loan Program LLC
	2.540%, Series 2020-A, Class A2FX, 05/15/2046	1,289,092	1,188,439
	2.370%, Series 2019-C, Class A2FX, 11/16/2048	888,224	826,064
	Spirit Airlines, Inc.
	4.100%, Series 2015-1, 04/01/2028	411,164	380,069
	Toyota Auto Receivables Owner Trust
	0.430%, Series 2021-C, Class A3, 01/15/2026	2,644,756	2,555,858
	United Airlines 2023-1 Class A Pass Through Trust
	5.800%, 01/15/2036	5,550,000	5,659,308
	United Airlines, Inc.
	4.000%, Series A, 10/29/2024	1,844,815	1,780,823
	2.900%, Series A, 05/01/2028	1,194,597	1,030,340
	4.150%, Series 2019-1, 08/25/2031	937,603	851,508
	Verizon Master Trust
	4.730%, Series 2023-3, Class A, 04/21/2031	6,900,000	6,860,793
	TOTAL ASSET BACKED SECURITIES (Cost $172,482,836)		165,271,317

	BANK LOANS - 9.9%
	Consumer Discretionary - 3.4%
	Allied Universal Holdco LLC
	Senior Secured First Lien, 9.003% (CME Term SOFR 1 Month + 3.750%), 05/14/2028 (a)(c)	4,301,555	4,189,241
	Carnival Corp.
	Senior Secured First Lien, 8.025% (6 Month LIBOR USD + 3.000%), 06/30/2025 (a)	5,483,304	5,480,727
	ClubCorp Holdings, Inc.
	Senior Secured First Lien, 7.904% (3 Month LIBOR USD + 2.750%), 09/18/2024 (a)	4,732,033	4,550,346
	Hilton Grand Vacations Borrower LLC
	Senior Secured First Lien, 8.154% (1 Month LIBOR USD + 3.000%), 08/02/2028 (a)	7,450,409	7,437,781
	Marriott Ownership Resorts, Inc.
	Senior Secured First Lien, 6.904% (1 Month LIBOR USD + 1.750%), 08/31/2025 (a)(c)	6,348,272	6,345,891
	SeaWorld Parks & Entertainment, Inc.
	Senior Secured First Lien, 8.188% (1 Month LIBOR USD + 3.000%), 08/25/2028 (a)	8,418,579	8,405,446
	Spin Holdco, Inc.
	Senior Secured First Lien, 9.230% (3 Month LIBOR USD + 4.000%), 03/04/2028 (a)	2,443,750	2,109,482
	Stars Group Holdings BV
	Senior Secured First Lien, 7.409% (3 Month LIBOR USD + 2.250%), 07/21/2026 (a)	4,422,070	4,427,067
	United Airlines, Inc.
	Senior Secured First Lien, 8.888% (3 Month LIBOR USD + 3.750%), 04/21/2028 (a)	8,532,644	8,542,157
	Total Consumer Discretionary		51,488,138
	Consumer Staples - 0.6%
	Sunshine Luxembourg VII Sarl
	Senior Secured First Lien, 8.909% (3 Month LIBOR USD + 3.750%), 10/02/2026 (a)	9,119,695	9,085,541
	Total Consumer Staples		9,085,541
	Financials - 1.8%
	AssuredPartners, Inc.
	Senior Secured First Lien, 8.768% (1 Month LIBOR USD + 3.500%), 02/13/2027 (a)	8,589,622	8,535,036
	Deerfield Dakota Holding LLC
	Senior Secured First Lien, 8.648% (CME Term SOFR 1 Month + 3.750%), 04/09/2027 (a)	3,989,717	3,882,135
	HUB International Ltd.
	Senior Secured First Lien, 9.400% (CME Term SOFR 1 Month + 4.250%), 06/20/2030 (a)(c)	7,250,000	7,274,686
	NFP Corp.
	Senior Secured First Lien, 8.518% (1 Month LIBOR USD + 3.250%), 02/13/2027 (a)	3,561,469	3,496,597
	USI, Inc. of NY
	Senior Secured First Lien, 8.648% (CME Term SOFR 1 Month + 3.750%), 11/22/2029 (a)	4,759,199	4,758,770
	Total Financials		27,947,224
	Health Care - 0.6%
	Heartland Dental LLC
	Senior Secured First Lien, 10.057% (CME Term SOFR 1 Month + 5.000%), 04/30/2028 (a)(c)	1,280,249	1,238,104
	Pathway Vet Alliance LLC
	Senior Secured First Lien, 8.904% (3 Month LIBOR USD + 3.750%), 03/31/2027 (a)	4,362,708	3,864,640
	PetVet Care Centers LLC
	Senior Secured First Lien, 8.654% (1 Month LIBOR USD + 3.500%), 02/15/2025 (a)	4,560,840	4,476,464
	Total Health Care		9,579,208
	Industrials - 0.9%
	TransDigm, Inc.
	Senior Secured First Lien, 8.148% (CME Term SOFR 1 Month + 3.250%), 08/24/2028 (a)	12,876,591	12,884,060
	Total Industrials		12,884,060
	Materials - 0.4%
	Proampac PG Borrower LLC
	Senior Secured First Lien, 8.998% (CME Term SOFR 3 Month + 3.750%), 11/03/2025 (a)(c)	4,970,447	4,926,981
	Senior Secured First Lien, 9.141% (CME Term SOFR 3 Month + 3.750%), 11/03/2025 (a)(c)	65,411	64,839
	Senior Secured First Lien, 8.927% (6 Month LIBOR USD + 3.750%), 07/03/2023 (a)(c)	1,639,829	1,625,489
	Total Materials		6,617,309
	Technology - 2.2%
	Applied Systems, Inc.
	Senior Secured First Lien, 9.398% (CME Term SOFR 1 Month + 4.500%), 09/19/2026 (a)	2,932,732	2,940,298
	Central Parent, Inc.
	Senior Secured First Lien, 9.148% (CME Term SOFR 3 Month + 4.500%), 07/06/2029 (a)(c)	5,984,962	5,975,207
	CoreLogic, Inc.
	Senior Secured First Lien, 8.688% (1 Month LIBOR USD + 3.500%), 06/02/2028 (a)	4,175,625	3,779,985
	Polaris Newco LLC
	Senior Secured First Lien, 9.159% (3 Month LIBOR USD + 4.000%), 06/04/2028 (a)	3,989,848	3,683,946
	UKG, Inc.
	Senior Secured First Lien, 8.271% (3 Month LIBOR USD + 3.250%), 05/03/2026 (a)	13,075,708	12,852,309
	Verscend Holding Corp.
	Senior Secured First Lien, 9.154% (1 Month LIBOR USD + 4.000%), 08/27/2025 (a)	4,488,550	4,492,746
	Total Technology		33,724,491
	TOTAL BANK LOANS (Cost $152,771,963)		151,325,971

	COLLATERALIZED LOAN OBLIGATIONS - 6.3%
	Aimco CDO
	6.333%, Series 2019-10A, Class AR (3 Month LIBOR USD + 1.060%), 07/22/2032 (a)	2,550,000	2,519,683
	6.390%, Series 2020-11A, Class AR (3 Month LIBOR USD + 1.130%), 10/17/2034 (a)	4,000,000	3,932,355
	Buttermilk Park CLO
	6.360%, Series 2018-1A, Class A1 (3 Month LIBOR USD + 1.100%), 10/15/2031 (a)	1,600,000	1,591,751
	Carlyle Group, Inc.
	6.842%, Series 2014-3RA, Class A2 (3 Month LIBOR USD + 1.550%), 07/27/2031 (a)	2,000,000	1,977,448
	Dryden Senior Loan Fund
	6.212%, Series 2017-49A, Class AR (3 Month LIBOR USD + 0.950%), 07/18/2030 (a)	1,421,137	1,410,002
	6.660%, Series 2017-53A, Class B (3 Month LIBOR USD + 1.400%), 01/15/2031 (a)	1,500,000	1,483,665
	7.160%, Series 2018-55A, Class C (3 Month LIBOR USD + 1.900%), 04/15/2031 (a)	1,000,000	969,550
	6.662%, Series 2018-64A, Class B (3 Month LIBOR USD + 1.400%), 04/18/2031 (a)	1,600,000	1,569,420
	6.760%, Series 2018-58A, Class B (3 Month LIBOR USD + 1.500%), 07/17/2031 (a)	2,000,000	1,963,329
	7.060%, Series 2018-58A, Class C (3 Month LIBOR USD + 1.800%), 07/17/2031 (a)	2,000,000	1,956,535
	Flatiron CLO Ltd.
	6.868%, Series 2019-1A, Class BR (3 Month LIBOR USD + 1.550%), 11/16/2034 (a)	1,000,000	994,917
	Madison Park Funding Ltd.
	6.860%, Series 2018-28A, Class B (3 Month LIBOR USD + 1.600%), 07/15/2030 (a)	2,600,000	2,558,922
	Magnetite CLO Ltd.
	6.201%, Series 2016-18A, Class AR2 (3 Month LIBOR USD + 0.880%), 11/15/2028 (a)	2,795,342	2,777,586
	6.240%, Series 2014-8A, Class AR2 (3 Month LIBOR USD + 0.980%), 04/15/2031 (a)	7,366,869	7,305,387
	6.382%, Series 2015-14RA, Class A1 (3 Month LIBOR USD + 1.120%), 10/18/2031 (a)	3,400,000	3,374,710
	6.455%, Series 2020-25A, Class A (3 Month LIBOR USD + 1.200%), 01/25/2032 (a)	1,480,000	1,475,999
	Magnetite Xxix Ltd.
	6.250%, Series 2021-29A, Class A (3 Month LIBOR USD + 0.990%), 01/15/2034 (a)	3,250,000	3,212,183
	Neuberger Berman CLO Ltd.
	6.612%, Series 2017-25A, Class BR (3 Month LIBOR USD + 1.350%), 10/18/2029 (a)	1,500,000	1,467,342
	6.961%, Series 2014-18A, Class A2R2 (3 Month LIBOR USD + 1.700%), 10/21/2030 (a)	1,000,000	989,478
	OCP CLO Ltd.
	6.220%, Series 2017-13A, Class A1AR (3 Month LIBOR USD + 0.960%), 07/15/2030 (a)	5,500,000	5,437,883
	Palmer Square CLO Ltd.
	6.350%, Series 2015-2A, Class A1R2 (3 Month LIBOR USD + 1.100%), 07/20/2030 (a)	210,616	209,387
	6.360%, Series 2018-2A, Class A1A (3 Month LIBOR USD + 1.100%), 07/16/2031 (a)	2,500,000	2,485,235
	6.401%, Series 2020-3A, Class A1AR (3 Month LIBOR USD + 1.080%), 11/15/2031 (a)	3,500,000	3,471,508
	Palmer Square Loan Funding Ltd.
	7.279%, Series 2020-1A, Class B (3 Month LIBOR USD + 1.900%), 02/20/2028 (a)	1,200,000	1,184,025
	7.050%, Series 2021-1A, Class B (3 Month LIBOR USD + 1.800%), 04/20/2029 (a)	750,000	743,971
	6.629%, Series 2021-2A, Class A2 (3 Month LIBOR USD + 1.250%), 05/20/2029 (a)	6,000,000	5,929,895
	6.650%, Series 2021-3A, Class A2 (3 Month LIBOR USD + 1.400%), 07/20/2029 (a)	4,500,000	4,439,441
	6.660%, Series 2021-4A, Class A2 (3 Month LIBOR USD + 1.400%), 10/15/2029 (a)	9,700,000	9,530,840
	Stratus CLO Ltd.
	6.200%, Series 2021-3A, Class A (3 Month LIBOR USD + 0.950%), 12/29/2029 (a)	10,146,860	10,068,221
	6.650%, Series 2021-1A, Class B (3 Month LIBOR USD + 1.400%), 12/29/2029 (a)	6,000,000	5,881,553
	TIAA CLO Ltd.
	6.950%, Series 2018-1A, Class A2 (3 Month LIBOR USD + 1.700%), 01/20/2032 (a)	2,750,000	2,689,432
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $96,458,118)		95,601,653

	MORTGAGE BACKED SECURITIES - 3.3%
	Federal Home Loan Mortgage Corp.
	5.500%, Pool SB8224, 04/01/2038	3,443,320	3,465,111
	4.500%, Pool SB8229, 05/01/2038	8,717,995	8,554,893
	5.500%, Pool SB8231, 05/01/2038	5,613,560	5,649,267
	5.000%, Pool SD8288, 01/01/2053	3,640,930	3,569,730
	5.500%, Pool SD8324, 05/01/2053	5,907,001	5,881,960
	5.500%, Pool SD8331, 06/01/2053	3,972,458	3,955,618
	6.500%, Pool SD8344, 07/01/2053	3,750,000	3,831,474
	Federal National Mortgage Association
	5.000%, Pool MA4992, 04/01/2038	5,684,224	5,649,992
	5.500%, Pool MA5029, 05/01/2038	2,065,036	2,078,172
	6.000%, Pool MA8492, 12/20/2052	6,961,453	7,013,212
	TOTAL MORTGAGE BACKED SECURITIES (Cost $49,840,771)		49,649,429

	U.S. TREASURY OBLIGATIONS - 19.1%
	United States Treasury Note/Bond
	2.125%, 03/31/2024	5,000,000	4,880,645
	2.500%, 03/31/2027	5,000,000	4,686,621
	4.000%, 02/29/2028	7,000,000	6,949,551
	2.375%, 05/15/2029	17,000,000	15,503,535
	1.750%, 11/15/2029	5,000,000	4,385,547
	3.625%, 03/31/2030	12,000,000	11,740,078
	0.625%, 05/15/2030	30,000,000	24,041,016
	1.125%, 02/15/2031	25,000,000	20,565,430
	2.875%, 05/15/2032	10,000,000	9,273,633
	2.750%, 08/15/2032	27,000,000	24,757,207
	3.500%, 02/15/2033	20,000,000	19,484,375
	3.375%, 05/15/2033	13,000,000	12,538,906
	1.125%, 05/15/2040	14,500,000	9,411,406
	1.750%, 08/15/2041	22,000,000	15,472,187
	4.000%, 11/15/2042	10,000,000	9,940,625
	3.000%, 11/15/2044	2,000,000	1,693,633
	2.500%, 02/15/2046	3,500,000	2,696,299
	2.500%, 05/15/2046	3,000,000	2,309,062
	2.250%, 08/15/2046	7,550,000	5,520,200
	2.750%, 11/15/2047	2,000,000	1,610,156
	1.250%, 05/15/2050	9,000,000	5,065,840
	1.375%, 08/15/2050	6,500,000	3,780,791
	2.000%, 08/15/2051	30,000,000	20,460,938
	1.875%, 11/15/2051	10,500,000	6,935,742
	2.250%, 02/15/2052	16,500,000	11,930,918
	2.875%, 05/15/2052	9,500,000	7,877,207
	3.000%, 08/15/2052	14,000,000	11,908,750
	3.625%, 02/15/2053	12,000,000	11,520,000
	3.625%, 05/15/2053	3,000,000	2,883,750
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $314,946,938)		289,824,048

	SHORT TERM INVESTMENTS - 5.0%	Shares	Value
	U.S. Bank Money Market Deposit Account - 5.10% (d)	76,378,667	76,378,667
	TOTAL SHORT TERM INVESTMENTS (Cost $76,378,667)		76,378,667

	TOTAL INVESTMENTS - 100.0% (Cost $1,610,395,475)		1,519,155,388
	Liabilities in Excess of Other Assets - 0.0%		(404,439)
	TOTAL NET ASSETS - 100.0%		$1,518,750,949

	Percentages are stated as a percent of net assets.

	CDO - Collateralized Debt Obligation
	CLO - Collateralized Loan Obligation
	CMT - Constant Maturity Treasury
	LIBOR - London Interbank Offered Rate
	PLC - Public Limited Company
	SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2023.

(b)	Perpetual maturity. The date disclosed is the next call date of the security.
(c)	All or a portion of this bank loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

Aristotle Funds Series Trust
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:

Aristotle Core Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$222,987,910	$-	$-	$222,987,910
	Real Estate Investment Trusts	3,053,402	-	-	3,053,402
	Short Term Investments	4,113,155	-	-	4,113,155
	Total Investments	$230,154,467	$-	$-	$230,154,467

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Core Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$691,104,303	$-	$691,104,303
	Asset-Backed Securities	-	165,271,317	-	165,271,317
	Bank Loans[1]	-	151,325,971	-	151,325,971
	Collateralized Loan Obligations	-	95,601,653	-	95,601,653
	Mortgage Backed Securities	-	49,649,429	-	49,649,429
	U.S. Treasury Obligations	-	289,824,048	-	289,824,048
	Short Term Investments	76,378,667	-	-	76,378,667
	Total Investments	$76,378,667	$1,442,776,721	$-	$1,519,155,388

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle ESG Core Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$15,287,529	$-	$15,287,529
	Asset-Backed Securities	-	3,137,065	-	3,137,065
	Collateralized Loan Obligations	-	1,633,899	-	1,633,899
	Mortgage Backed Securities	-	683,619	-	683,619
	U.S. Treasury Obligations	-	5,385,137	-	5,385,137
	Short Term Investments	499,763	-	-	499,763
	Total Investments	$499,763	$26,127,249	$-	$26,627,012

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Floating Rate Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$241,235,973	$-	$241,235,973
	Bank Loans[1]	-	3,012,234,230	-	3,012,234,230
	Exchange Traded Funds	40,332,956	-	-	40,332,956
	Short Term Investments	344,943,803	-	-	344,943,803
	Total Investments	$385,276,759	$3,253,470,203	$-	$3,638,746,962

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Growth Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$237,231,041	$-	$-	$237,231,041
	Real Estate Investment Trusts	2,755,038	-	-	2,755,038
	Short Term Investments	649,915	-	-	649,915
	Total Investments	$240,635,994	$-	$-	$240,635,994

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle High Yield Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$67,443,317	$-	$67,443,317
	Asset-Backed Securities	-	167,606	-	167,606
	Bank Loans[1]	-	3,884,095	-	3,884,095
	Collateralized Loan Obligations	-	3,987,269	-	3,987,269
	Common Stocks	-	5,081	-	5,081
	Exchange Traded Funds	3,349,582	-	-	3,349,582
	Short Term Investments	7,019,952	-	-	7,019,952
	Total Investments	$10,369,534	$75,487,368	$-	$85,856,902

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle International Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$171,988,471	$-	$-	$171,988,471
	Short Term Investments	4,014,882	-	-	4,014,882
	Total Investments	$176,003,353	$-	$-	$176,003,353

[1]	For a detailed break-out of these securities by country classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Aggressive Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$146,792,996	$-	$-	$146,792,996
	Exchange Traded Funds	123,229,459	-	-	123,229,459
	Short Term Investments	732,005	-	-	732,005
	Total Investments	$270,754,460	$-	$-	$270,754,460

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$132,026,839	$-	$-	$132,026,839
	Exchange Traded Funds	30,887,995	-	-	30,887,995
	Short Term Investments	264,382	-	-	264,382
	Total Investments	$163,179,216	$-	$-	$163,179,216

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$396,660,779	$-	$-	$396,660,779
	Exchange Traded Funds	268,546,978	-	-	268,546,978
	Short Term Investments	1,660,091	-	-	1,660,091
	Total Investments	$666,867,848	$-	$-	$666,867,848

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$169,970,495	$-	$-	$169,970,495
	Exchange Traded Funds	55,172,383	-	-	55,172,383
	Short Term Investments	351,291	-	-	351,291
	Total Investments	$225,494,169	$-	$-	$225,494,169

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$540,987,609	$-	$-	$540,987,609
	Exchange Traded Funds	220,123,503	-	-	220,123,503
	Short Term Investments	1,370,598	-	-	1,370,598
	Total Investments	$762,481,710	$-	$-	$762,481,710

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Short Duration Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$542,188,619	$-	$542,188,619
	Asset-Backed Securities	-	197,044,046	-	197,044,046
	Bank Loans[1]	-	142,057,144	-	142,057,144
	Collateralized Loan Obligations	-	79,761,860	-	79,761,860
	U.S. Treasury Obligations	-	167,702,736	-	167,702,736
	Short Term Investments	12,512,122	-	-	12,512,122
	Total Investments	$12,512,122	$1,128,754,405	$-	$1,141,266,527

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Small Cap Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$24,949,013	$-	$-	$24,949,013
	Real Estate Investment Trusts[1]	1,159,774	-	-	1,159,774
	Closed End Funds	184,368	-	-	184,368
	Exchange Traded Funds	722,133	-	-	722,133
	Short Term Investments	164,040	-	-	164,040
	Total Investments	$27,179,328	$-	$-	$27,179,328

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Small/Mid Cap Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$55,926,496	$-	$-	$55,926,496
	Real Estate Investment Trusts[1]	1,574,799	-	-	1,574,799
	Closed End Funds	474,506	-	-	474,506
	Exchange Traded Funds	405,938	-	-	405,938
	Short Term Investments	2,013,553	-	-	2,013,553
	Total Investments	$60,395,292	$-	$-	$60,395,292

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Strategic Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$1,177,623,937	$-	$1,177,623,937
	Asset-Backed Securities	-	12,358,962	-	12,358,962
	Bank Loans[1]	-	246,483,078	-	246,483,078
	Collateralized Loan Obligations	-	79,253,282	-	79,253,282
	U.S. Treasury Obligations	-	44,015,713	-	44,015,713
	Common Stocks	-	29,053	-	29,053
	Short Term Investments	73,888,376	-	-	73,888,376
	Total Investments	$73,888,376	$1,559,764,025	$-	$1,633,652,401

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Ultra Short Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$34,119,854	$-	$34,119,854
	Asset-Backed Securities	-	6,519,039	-	6,519,039
	Bank Loans[1]	-	2,705,305	-	2,705,305
	Collateralized Loan Obligations	-	10,118,524	-	10,118,524
	U.S. Treasury Obligations	-	7,667,891	-	7,667,891
	Short Term Investments	4,247,803	-	-	4,247,803
	Total Investments	$4,247,803	$61,130,613	$-	$65,378,416

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.